ACCUMULATED LOSSES	12 Months Ended
Jun. 30, 2026
Retained earnings [abstract]
ACCUMULATED LOSSES	ACCUMULATED LOSSES

	2026	2025	2024
	US$	US$	US$
Balance at beginning of the year	(109,230,725)	(73,882,050)	(52,196,828)
Net loss for the year	(66,767,762)	(35,348,675)	(21,843,646)
Adjustment for expiry of employee rights	-	-	158,424
Balance at June 30	(175,998,487)	(109,230,725)	(73,882,050)